CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the form of the statement of additional information used with respect to Class A, Class A2, Class C, Class FI, Class I and Class IS of Western Asset Macro Opportunities Fund, a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (“Amendment No. 100”), and (b) that Amendment No. 100 was filed electronically.

Dated as of: March 3, 2017	By:	/s/ Susan D. Lively
	Name:	Susan D. Lively
	Title:	Assistant Secretary